                          DELAWARE GROUP TAX FREE FUND

                           Delaware Tax-Free USA Fund
                                  (the "Fund")

                       Supplement to the Fund's Prospectus
                             dated December 29, 2006

The following replaces the portion of the table related to the fees and expenses of the  Delaware  Tax-Free  USA Fund  only.  The table  begins on page 8, and is entitled "What are the Funds' fees and expenses?"

What are the Fund's fees and expenses?
------------------------------------ -------------------------------------------------------------------------------
Sales charges are fees paid                                    Delaware Tax-Free USA Fund
directly from your investments
when you buy or sell shares of the
Fund.                                CLASS                                           A               B           C
------------------------------------ ------------------------------- ------------------- --------------- -----------
                                     Maximum sales charge (load)                  4.50%            none        none
                                     imposed on purchases as a
                                     percentage of offering price
                                     ------------------------------- ------------------- --------------- -----------
                                     Maximum contingent deferred                  none(1)          4.00%(2)    1.00%(3)
                                     sales charge (load) as a
                                     percentage of original
                                     purchase price or redemption
                                     price, whichever is lower
                                     ------------------------------- ------------------- --------------- -----------
                                     Maximum sales charge (load)                   none            none        none
                                     imposed on reinvested
                                     dividends
                                     ------------------------------- ------------------- --------------- -----------
                                     Redemption fees                               none            none        none
------------------------------------ ------------------------------- ------------------- --------------- -----------

---------------------------------- -----------------------------------------------------------------------------------
Annual fund operating expenses                                 Delaware Tax-Free USA Fund
are deducted from the Fund's
assets.                            CLASS                                                A               B           C
---------------------------------- ----------------------------------------- ------------- --------------- -----------
                                   Management fees(4)                                0.55%           0.55%       0.55%
                                   ----------------------------------------- ------------- --------------- -----------
                                   Distribution and service (12b-1) fees             0.23%(5)        1.00%       1.00%
                                   ----------------------------------------- ------------- --------------- -----------
                                   Other expenses                                    0.18%           0.18%       0.18%
                                   ----------------------------------------- ------------- --------------- -----------
                                   Total operating expenses                          0.96%           1.73%       1.73%
                                   ----------------------------------------- ------------- --------------- -----------
                                   Fee waivers and payments                         (0.12%)         (0.12%)     (0.12%)
                                   ----------------------------------------- ------------- --------------- -----------
                                   Net expenses                                      0.84%           1.61%       1.61%
---------------------------------- ----------------------------------------- ------------- --------------- -----------

------------------------------------ -------------------------------------------------------------------------------------------
This example is intended to help                                     Delaware Tax-Free USA Fund
you compare the cost of investing
in the Fund to the cost of           CLASS(7)                  A             B               B          C                    C
investing in other mutual funds                                                   (if redeemed)                   (if redeemed)
with similar investment              1 year                 $532         $164              $564       $164                 $264
objectives. We show the cumulative   ---------------- ----------- ------------ ----------------- ---------- --------------------
amount of Fund expenses on a         3 years                $731         $533              $758       $533                 $533
hypothetical investment of $10,000   ---------------- ----------- ------------ ----------------- ---------- --------------------
with an annual 5% return over the    5 years                $946         $927            $1,077       $927                 $927
time shown.(6) This is an example    ---------------- ----------- ------------ ----------------- ---------- --------------------
only, and does not represent         10 years             $1,565       $1,827            $1,827     $2,031               $2,031
future expenses, which may be
greater or less than those shown
here.
------------------------------------ ---------------- ----------- ------------ ----------------- ---------- --------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  For the Fund,  if you redeem Class B shares during the first year after you buy them, you will pay a contingent  deferred sales charge of 4.00%,  which declines  to 3.00%  during the second  year,  2.25%  during the third year,
     1.50% during the fourth and fifth years,  1.00% during the sixth year,  and
     0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The investment manger (Manager) has contracted to waive all or a portion of its investment  advisory fees and/or  reimburse  expenses from February 16,
     2007  through  August  31,  2008 in  order to  prevent  total  annual  fund operating  expenses  [excluding any 12b-1 plan expenses,  taxes,  interest, inverse floater program expenses,  brokerage fees, certain insurance costs, and  non-routine  expenses or costs,  including,  but not limited to, those relating to  reorganizations,  litigation,  certain Trustee retirement plan expenses,  conducting shareholder meetings, and liquidations [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate amount, 0.61% of average  daily net assets of the Fund.  For  purposes of these  waivers and reimbursements, non-routine expenses may also include such additional costs and  expenses as may be agreed  upon from time to time by the Fund's  Board and the Manager.

(5)  The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's  Class A shares that went into  effect on June 1, 1992.  The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets  representing shares that were acquired  prior to June 1, 1992 and 0.30% of the  average  daily net assets representing shares that were acquired on or after June 1, 1992.  Effective
     April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to
     0.25% and the total  12b-1 fees to be paid by Class A  shareholders  of the
     Fund will be the sum of 0.10% of the average daily net assets  representing shares  that were  acquired  prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1,
     1992. All Class A  shareholders  will bear 12b-1 fees at the same rate, the blended  rate  based  upon the  allocation  of the 0.10%  and  0.25%  rates described above.

(6)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through 10.

(7)  For the Fund, Class B shares automatically convert to Class A shares at the end of the eighth year.  Information for the ninth and tenth years reflects expenses of the Class A shares.

                Please keep this Supplement for future reference.

This Supplement is dated February 16, 2007.